Lazard Funds Summary Prospectus  May 1, 2015

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. The Portfolio’s Prospectus and Statement of Additional Information (“SAI”), both dated May 1, 2015 (as revised or supplemented), are incorporated by reference into this Summary Prospectus. You can find the Portfolio’s Prospectus, SAI and other information about the Portfolio online at www.LazardNet.com/lam/us/lazardfunds.shtml. You can also get this information at no cost by calling (800) 823-6300 or by sending an e-mail request to ContactUs@LazardNet.com.

	Institutional Shares	Open Shares
Lazard Emerging Markets Income Portfolio	LEIIX	LEIOX

Investment Objective

The Portfolio seeks total return consisting of appreciation and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”).

	Institutional Shares	Open Shares

Shareholder Fees (fees paid directly from your investment) Redemption Fee (as a % of amount redeemed, on shares owned for 30 days or less)	1.00%	1.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	.65%	.65%

Distribution and Service (12b-1) Fees	None	.25%

Other Expenses	4.50%	13.06%

Total Annual Portfolio Operating Expenses	5.15%	13.96%

Fee Waiver and Expense Reimbursement*	4.25%	12.76%

Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement*	.90%	1.20%

*

Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio through May 1, 2016, to the extent Total Annual Portfolio Operating Expenses exceed .90% and 1.20% of the average daily net assets of the Portfolio’s Institutional Shares and Open Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses, and excluding shareholder redemption fees or other transaction fees. This agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$92	$1,162	$2,230	$4,884

Open Shares	$122	$2,767	$4,958	$8,933

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. For the period from April 30, 2014 (commencement of operations) through December 31, 2014, the Portfolio’s portfolio turnover rate was 125% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of its assets in currencies, debt securities, derivative instruments and other investments that are economically tied to emerging market countries. Such investments may include combinations of these instruments that have economic characteristics similar to currencies or debt securities economically tied to emerging markets countries, such as a currency forward contract denominated in an emerging markets currency and US dollar-denominated debt security in a principal amount corresponding to the notional value of forward contracts, which together have economic characteristics similar to a debt security denominated in the emerging markets currency. Derivatives instruments in which the Portfolio may invest include forward currency contracts (including non-deliverable forward contracts). Debt securities in which the Portfolio may invest include debt securities issued or guaranteed by governments, government agencies or supranational bodies; corporate obligations; fixed and/or adjustable rate or inflation-linked investment grade and non- investment grade bonds (“junk bonds”); convertible securities; zero coupon securities; collateralized debt obligations; short- and medium-term obligations and other fixed-income obligations; and commercial paper and money market instruments such as certificates of deposit.

Emerging market countries include all countries represented by the JPMorgan Emerging Local Markets Plus Index (ELMI +) or countries outside of the G-10, although the allocation of the Portfolio’s assets among countries and regions may vary from time to time based on the judgment of the Investment Manager and its analysis of market conditions. The securities or instruments in which the Portfolio invests may be denominated in US and non-US currencies, including the local currency of the issuer.

Although the Portfolio is not restricted to investments in securities of any particular maturity or duration, the average duration of the Portfolio is expected to be short, typically less than one year. The Investment Manager may extend duration in particular countries when domestic yield curves are favorable.

The Portfolio is not limited to securities of any particular quality or investment grade and, as a result, the Portfolio may invest in securities rated below investment grade (e.g., lower than Baa by Moody’s Investors Service, Inc. or lower than BBB by Standard & Poor’s Ratings Group) (“junk bonds”) or securities that are unrated.

The Portfolio may, but is not required to, use derivative instruments that are part of its primary investment strategy, such as forward currency contracts, for hedging purposes.

The Portfolio is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means that it may invest a relatively high percentage of its assets in a limited number of issuers, when compared to a diversified fund.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Foreign Currency Risk. Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies.

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Forward Currency Contracts and Other Derivatives Risk. Forward currency contracts and other derivatives transactions, including those entered into for hedging purposes, may reduce returns or increase volatility, perhaps substantially. Forward currency contracts and other over-the- counter derivatives transactions are subject to the risk of default by the counterparty and can be illiquid. These derivatives transactions, as well as the exchange-traded options and other derivatives transactions in which the Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related currency, security or other reference asset. As such, a small investment could have a potentially large impact on the Portfolio’s performance. Use of derivatives transactions, even if entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Emerging Market Risk. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile. These market conditions may continue or worsen. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Counterparty Credit Risk. The Portfolio’s investment strategy is dependent in significant part on counterparties to derivatives transactions. Transactions with such counterparties are subject to the risk of default by a counterparty, which could result in the loss of monies owed to the Portfolio by a counterparty.

Market Risk. Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

Fixed-Income and Debt Securities Risk. The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). Interest rate risk is usually greater for fixed-income securities with longer maturities or durations.

The Portfolio’s investments in lower-rated, higher-yielding securities ("junk bonds") are subject to greater credit risk than its higher rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non- investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering the Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Liquidity can decline unpredictably in

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response to overall economic conditions or credit tightening.

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity. If securities held by the Portfolio are called during a time of declining interest rates (which is typically the case when issuers exercise options to call outstanding securities), the Portfolio may have to reinvest the proceeds in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Adjustable rate or inflation-linked securities provide the Portfolio with a certain degree of protection against rises in interest rates or inflation rates, respectively, although adjustable rate securities will participate in any declines in interest rates and inflation-linked securities can also decline in value based on changes in the relevant periodic adjustment rate. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value (such as zero coupon securities) or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount.” The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause the Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Liquidity Risk. The lack of a readily available market may limit the ability of the Portfolio to sell certain securities at the time and price it would like. The size of certain debt securities offerings of emerging markets issuers may be relatively smaller in size than debt offerings in more developed markets and, in some cases, the Portfolio, by itself or together with other Portfolios or other accounts managed by the Investment Manager, may hold a position in a security that is large relative to the typical trading volume for that security; these factors can make it difficult for the Portfolio to dispose of the position at the desired time or price.

Non-Diversification Risk. The Portfolio’s net asset value may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

High Portfolio Turnover Risk. The Portfolio’s investment strategy may involve high portfolio turnover (such as 100% or more). A portfolio turnover rate of 100%, for example, is equivalent to the Portfolio buying and selling all of its securities once during the course of the year. A high portfolio turnover rate could result in an increase in taxable capital gains distributions to the Portfolio’s shareholders, which will reduce returns to shareholders.

Performance Bar Chart and Table

Because the Portfolio did not have a full calendar year of performance prior to the date of this Prospectus, no performance returns are presented. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio’s average annual returns compare with those of a broad measure of market performance. Updated performance information is available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

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Management

Investment Manager

Lazard Asset Management LLC

Portfolio Managers/Analysts

Ardra Belitz, portfolio manager/analyst on the Investment Manager’s Emerging Income team, has been with the Portfolio since April 2014.

Ganesh Ramachandran, portfolio manager/analyst on the Investment Manager’s Emerging Income team, has been with the Portfolio since April 2014.

Purchase and Sale of Portfolio Shares

The initial investment minimums are:

Institutional Shares*	$100,000

Open Shares*	$2,500

*

Unless the investor is a client of a securities dealer or other institution which has made an aggregate minimum initial purchase for its clients of at least $100,000 for Institutional Shares or $2,500 for Open Shares.

The subsequent investment minimum is $50.

Portfolio shares are redeemable through the Fund’s transfer agent, Boston Financial Data Services, Inc., on any business day by telephone, mail or overnight delivery. Clients of financial intermediaries may be subject to the intermediaries’ procedures.

Tax Information

All dividends and short-term capital gains distributions are generally taxable to you as ordinary income, and long-term capital gains are generally taxable as such, whether you receive the distribution in cash or reinvest it in additional shares.

Financial Intermediary Compensation
Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and/or the Investment Manager and its affiliates may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www.lazardnet.com